Convertible Notes Payable (Details Narrative 3) (USD $)	6 Months Ended						0 Months Ended			6 Months Ended		0 Months Ended
	Jun. 30, 2012	Jun. 28, 2012	Apr. 25, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 30, 2012 February 2012 Notes (10% secured convertible promissory note)
Aggregate amount of convertible promissory notes	$ 1,258,333				$ 2,050,000								$ 1,700,000
Expiration period													2 years
Number of warrants purchased		2,750,000	3,000,000	1,000,000			11,500,000	3,000,000	8,500,000	11,500,000	3,500,000
Exercise price (in dollars per unit)				0.60			0.2	0.20	0.20	0.2
Warrants purchased								600,000	1,700,000
Proceeds from convertible promissory notes	6,505,274											600,000
Interest rate (in percent)														10.00%
Notes payable, Conversion price (in dollars per share)														$ 0.20
Prohibition to conversion of Note Payable										A conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.
Expiration period							10 years			10 years
Initial exercise price (in dollars per share)							$ 0.40			$ 0.40
Warrants fair value							5,221,172			5,221,172
Aggregate amount interest										$ 2,921,172